Label		Element	Value
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32.84% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	32.84%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade (Baa/BBB or higher) at the time of purchase or the unrated equivalent as determined by The Dreyfus Corporation. The fund invests principally in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent relative values.

Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds. During such periods, the fund may not achieve its investment objective.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk and fund expenses. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class D shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class D
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter Q3, 2009: 2.53% Worst Quarter Q4, 2010: -1.04% The fund's year-to-date total return as of June 30, 2015 for Class D shares was 0.13%.
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.13%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.04%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance information for the fund's Class I and Y shares, for periods prior to the inception date reflects the performance of the fund's Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/14)
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Barclays 3-Year Municipal Bond Index reflects no deduction for fees, expenses or taxes
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.97%
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses (including shareholder services fees)		rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.72%
Fee waiver and/or expense reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	388
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 882
Annual Return 2005		rr_AnnualReturn2005	1.05%
Annual Return 2006		rr_AnnualReturn2006	2.93%
Annual Return 2007		rr_AnnualReturn2007	3.48%
Annual Return 2008		rr_AnnualReturn2008	2.86%
Annual Return 2009		rr_AnnualReturn2009	6.89%
Annual Return 2010		rr_AnnualReturn2010	1.53%
Annual Return 2011		rr_AnnualReturn2011	3.23%
Annual Return 2012		rr_AnnualReturn2012	1.36%
Annual Return 2013		rr_AnnualReturn2013	0.77%
Annual Return 2014		rr_AnnualReturn2014	0.98%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.98%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.50%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 1987
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.86%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.45%
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.99%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.43%
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)		rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.65%
Fee waiver and/or expense reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 795
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.08%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.57%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 15, 2008
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class Y
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)		rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 851
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.12%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.53%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013

[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until August 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.49%. On or after August 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.